Statement of Cash Flows - CIK0001814821 KISMET ACQUISITION ONE CORP [Member]	7 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (2,982,055)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	2,227,500
Offering costs associated with issuance of private warrants	10,986
Unrealized gain from investments held in Trust Account	(64,076)
Changes in operating assets and liabilities:
Prepaid expenses	(409,687)
Accounts payable	221,731
Accrued expenses	431,374
Net cash used in operating activities	(564,227)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(250,000,000)
Net cash used in investing activities	(250,000,000)
Cash Flows from Financing Activities:
Proceeds received under note payable issued to related party	191,071
Repayment of note payable to related party	(191,071)
Proceeds received from initial public offering, gross	250,000,000
Offering costs paid	(5,432,367)
Gross proceeds	6,750,000
Advances from related party	8,117
Net cash provided by financing activities	251,325,750
Net change in cash	761,523
Cash - end of the period	761,523
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of ordinary shares	25,000
Offering costs included in accrued expenses	70,000
Deferred underwriting commissions	8,750,000
Initial value of ordinary shares subject to possible redemption	232,178,130
Change in value of ordinary shares subject to possible redemption	$ (2,921,570)